UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)
c/o Partners Group (USA) Inc.
1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO
1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2013
(Unaudited)

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Table Of Contents

For the Six Months Ended September 30, 2013 (Unaudited)

Consolidated Schedule of Investments	1-5
Consolidated Statement of Assets, Liabilities and Members' Equity	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Members' Equity	8
Consolidated Statement of Cash Flows	9
Consolidated Financial Highlights	10
Notes to Consolidated Financial Statements	11-19
Other Information	20

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2013 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS’ EQUITY
Percentages as a percentage of total investments are as follows:

Private Equity Investments (102.48%) a Direct Investments * (55.44%) Direct Equity (19.19%)	Investment Type	Geographic Region b	Fair Value **
ACP Viking Co-Investment, LLC c	Member interest	North America	$1,297,087
Apollo Overseas Co-Investors (MHE), L.P. c	Limited partnership interest	North America	7,104,329
ATX Networks Holdings, LLC c	Member interest	North America	58,491
Aurora Products Group, LLC	Member interest	North America	382,082
Carlyle Retail Turkey Partners, L.P. c	Limited partnership interest	South America	6,894,343
CCM Pharma Debtco Limited	Common equity	Western Europe	1,135,700
CD&R Univar Co-Investor, L.P. c	Limited partnership interest	North America	2,202,033
Centauro C-Investment Fund, L.P. c	Limited partnership interest	South America	9,431,368
Collins Food Holding Pty, Ltd.	Common equity	Asia - Pacific	71,441
CT Holdings (International) Limited	Common equity	Asia - Pacific	4,502,518
DLJSAP BookCO, LLC c	Member interest	South America	728,212
EQT Marvin Co-Investment, L.P. c	Limited partnership interest	Western Europe	2,126,735
Eurodrip Co-Investment Fund I, L.P. c	Limited partnership interest	Western Europe	10,605,300
Fermo Limited c	Common equity	Asia - Pacific	1,516,474
Fermo Limited c	Preferred equity	Asia - Pacific	5,326,950
Gemini Global Holdings Investors, LLC c	Member interest	North America	5,425,790
Globetrotter Investment & Co S.C.A. c	Common equity	Western Europe	1,040,006
Globetrotter Investment & Co S.C.A. c	Preferred equity	Western Europe	9,056,983
GTS II Cayman Corporation c	Common equity	South America	3,700,614
HGI Global Holdings, Inc.	Common equity	North America	1
Hogan S.ar.l c	Common equity	Western Europe	997,359
Hogan S.ar.l c	Preferred equity	Western Europe	2,820,539
Kahuna Holdco Pty Limited	Common equity	Asia - Pacific	1,129,549
KKBS Group Holdings, LLC c	Member interest	North America	152,870
KKBS Holdings, LLC c	Member interest	North America	79,869
KKR Matterhorn Co-Invest, L.P. c	Limited partnership interest	Western Europe	11,052,482
KLFS Holdings, L.P. c	Limited partnership interest	North America	2,680,718
Learning Care Group (US), Inc. c	Warrants	North America	24,138
Mauritius (Luxembourg) Investments S.ar.l. c	Common equity	Western Europe	1,849,488
MPH Acquisition Holdings, LLC	Member interest	North America	2,711,950
NDES Holdings, LLC c	Member interest	North America	3,578,280
Peer I S.A. c	Common equity	Western Europe	4,290,921
Peer I S.A.	Preferred equity	Western Europe	2,471,879
R&R Co-Invest FCPR c	Common equity	Western Europe	12,043,735
Sabre Industries, Inc. c	Common equity	North America	706,799
S-Evergreen Holding Corp. c	Common equity	North America	750,423
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. c	Limited partnership interest	North America	2,699,108
Snack Parent Corporation c	Preferred equity	North America	3,600,000
SPH GRD Acquisition Partners, LLC c	Member interest	North America	10,340,000
Spring Topco, Ltd. c	Common equity	North America	591,826
Strategic Partners, Inc. c	Common equity	North America	5,204,741
Surgery Center Holdings, LLC	Warrants	North America	61,314
Swissport II Co-Invest FCPR c	Common equity	Western Europe	5,195,855
Valhalla Co-Invest, L.P.	Limited partnership interest	Western Europe	4,705,511
Velocity Technologies Solutions, Inc. c	Common equity	North America	7,800,000
			160,145,811

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2013 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments (continued) Direct Debt (36.25%)	Interest	Maturity	Investment Type	Geographic Region b	Fair Value **
Aenova Group	Euribor + 5.50%	10/14/2019	Senior	Western Europe	$10,771,700
American Importing Company Inc. and Ann’s House of Nuts	Libor + 5.75%	5/23/2018	Senior	North America	19,451,250
Attendo Care AB	Euribor (1.25% floor) + 7.00%; 3.25% PIK	6/30/2019	Mezzanine	Western Europe	8,578,763
Attendo Care AB	Euribor (1.25% floor) + 10.25% PIK	6/30/2019	Senior	Western Europe	2,851,924
ATX Networks Corp.	12.00% + 2.00% PIK	5/12/2016	Mezzanine	North America	982,878
Barbri Holdings, Inc.	Libor (1.00% floor) + 4.25%	7/17/2019	Senior	North America	20,177,917
Beauty Holding Two AG	Euribor + 5.50%	12/19/2019	Senior	Western Europe	5,419,681
Beauty Holding Two AG	Euribor + 1.50%; 10.00% PIK	12/12/2020	Mezzanine	Western Europe	8,723,631
Biomnis	7.00%; 3.375% PIK	9/3/2019	Senior	Western Europe	4,988,687
CapitalSpring Finance Company	9.00%; 3.75% PIK	9/12/2018	Mezzanine	North America	3,621,675
CCM Pharma Debtco Limited	Libor (1.50% floor) + 6.50%; 4.00% PIK	12/31/2020	Mezzanine	Western Europe	10,450,361
Dynamic Research Corp.	13.00%	6/30/2017	Mezzanine	North America	6,250,000
Evergreen ACQC01, L.P.	10.25%	7/9/2022	Mezzanine	North America	6,325,000
Global Tel*Link Corporation	Libor (1.25% floor) + 7.75%	11/23/2020	Second Lien	North America	10,029,110
Global Tel*Link Corporation	Libor (1.25% floor) + 3.75%	12/14/2017	Senior	North America	4,352,278
Globetrotter Investment & Co S.C.A.	Euribor + 4.75% + MLA 0.0018%	7/31/2019	Senior	Western Europe	10,054,149
H&F Nugent Lux Debtco S.a.r.l	Libor (1.00% floor) + 5.75%	8/20/2020	Senior	Western Europe	7,183,362
H.J. Heinz Company	Libor (1.00% floor) + 2.50%	6/7/2020	Senior	North America	5,037,375
KACC Acquisition, LLC	12%; 1.00% PIK	6/29/2018	Mezzanine	North America	4,306,499
Kahuna Bidco Pty Limited	BBSY + 5.00%; 3.50% PIK	12/31/2016	Mezzanine	Asia - Pacific	5,008,001
Kerisper S.A.S	Euribor + 3.00%; 3.50% PIK	12/31/2017	Second Lien	Western Europe	6,880,700
Kinetic Concepts, Inc.	Libor (1.00% floor) + 3.50%	5/4/2018	Senior	North America	4,233,888
Learning Care Group (US) No. 2, Inc.	Libor (1.25% floor) + 4.75%	5/8/2019	Senior	North America	12,022,694
Learning Care Group (US) No. 2, Inc.	15.00% PIK (2x redemption preference)	6/30/2016	Mezzanine	North America	522,534
LTS Group Holdings, LLC	Libor (1.00% floor) + 3.50%	4/11/2020	Senior	North America	19,938,030
Newcastle Coal Infrastructure Group Pty, Ltd.	BBSY + 7.00% + (step-ups to 9.00%)	1/22/2023	Mezzanine	Asia - Pacific	3,782,538
Panda Temple Power Intermediate Holdings I, LLC	Libor + 13.00% (steps up to Libor + 15.00%), PIK only	7/27/2020	Mezzanine	North America	6,212,630
Photonis Technologies S.A.S	Libor (1.00% floor) + 7.50%	9/18/2019	Second Lien	Western Europe	9,100,000
Sabre Industries, Inc.	12.00%; 2.00% PIK	2/22/2019	Mezzanine	North America	4,002,886
Securitas Direct Holding AB	Euribor + 3.75%; 6.75% PIK	9/2/2019	Mezzanine	Western Europe	7,744,463
Ship Luxco 3 S.a.r.l.	Libor (1.25% floor) + 3.50%	11/30/2019	Senior	Western Europe	20,108,400
Speedcast Limited	Libor + 4.75%	5/31/2018	Senior	Asia - Pacific	7,600,000
Springer Science+Business Media Deutschland GmbH	Libor (1.00% floor) + 4.00%	8/14/2020	Senior	Western Europe	19,851,833
Sun Products Corporation (The)	Libor (1.25% floor) + 4.25%	3/23/2020	Senior	North America	12,973,108
Surgery Partners	Libor (1.25% floor) + 4.75%	4/11/2019	Senior	North America	4,937,625
Triactor Acquico AB	Euribor (2.00% floor) + 7.00%; 5.00% PIK	9/29/2017	Mezzanine	Western Europe	707,042
TrustHouse Services Group	Libor (1.25% floor) + 4.50%	4/15/2019	Senior	North America	7,349,577
					302,532,189
Total Direct Investments (55.44%)					$462,678,000

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2013 (Unaudited) (continued)

Secondary Investments* (42.89%)	Geographic Region b	Fair Value
3i Europartners Vb, L.P.	Western Europe	$940,751
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. c	Western Europe	1,081,548
Abingworth Bioventures V, L.P.	Western Europe	996,939
Advent International GPE VI, L.P.	Western Europe	4,634,733
Apax Europe VI - A, L.P.	Western Europe	705,135
Apax Europe VII - B, L.P. c	Western Europe	718,435
Apollo Investment Fund IV, L.P. c	North America	11,775
Apollo Investment Fund VI, L.P.	North America	1,821,542
Apollo Investment Fund VII, L.P.	North America	1,150,628
Apollo Overseas Partners (Delaware) VII, L.P.	North America	462,903
Ares Corporate Opportunities Fund III, L.P.	North America	244,201
Bain Capital Fund X, L.P.	North America	34,538,363
Bain Capital X Co-Investment Fund, L.P.	North America	1,073,615
Baring Asia Private Equity Fund IV, L.P.	Asia - Pacific	474,171
Blackstone Capital Partners V/F, L.P.	North America	4,494,637
Blackstone Capital Partners V-S, L.P.	North America	412,583
Candover 2001 Fund UK No. 2, L.P. c	Western Europe	202,072
Candover 2005 Fund, L.P. c	Western Europe	1,080,463
Carlyle Europe Partners II, L.P.	Western Europe	971,687
Carlyle Europe Partners III, L.P.	Western Europe	13,593,017
Carlyle Japan International Partners II, L.P.	Asia - Pacific	6,727,138
Carlyle Partners IV, L.P.	North America	3,908,048
Carlyle Partners V, L.P.	North America	1,239,320
Carlyle Partners V/B, L.P.	North America	5,585,721
Citigroup Venture Capital International Growth Offshore I, L.P.	Asia - Pacific	60,966
Citigroup Venture Capital International Growth Offshore II, L.P.	Asia - Pacific	674,514
Citigroup Venture International Growth Partnership II, L.P.	Asia - Pacific	2,031,876
Clayton, Dubilier & Rice Fund VII, L.P.	North America	7,459,980
Clayton, Dubilier & Rice Fund VIII, L.P.	North America	17,098,840
CVC Capital Partners Asia Pacific III, L.P.	Asia - Pacific	3,375,941
CVC European Equity Partners Tandem Fund (A), L.P.	Western Europe	703,889
CVC European Equity Partners V, L.P.	Western Europe	4,611,730
daVinci Japan Real Estate Partners IV, L.P. c	Asia - Pacific	90,563
Duke Street VI US No. 1 Limited Partnership	Western Europe	353,842
Fourth Cinven Fund, L.P.	Western Europe	862,602
Frazier Healthcare VI, L.P.	North America	1,326,894
FS Equity Partners V, L.P. c	North America	5,338,778
Green Equity Investors III, L.P. c	North America	221,053
Green Equity Investors Side V, L.P.	North America	1,986,097
Gryphon Partners 3.5, L.P.	North America	3,195,229
Harvest Partners V, L.P.	North America	604,721
Hellman & Friedman Capital Partners VI, L.P.	North America	2,546,312
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	695,666
Highstar Capital III Prism Fund, L.P.	North America	1,729,703
Investcorp Private Equity 2007 Fund, L.P.	North America	4,560,376
Investcorp Technology Partners III (Cayman), L.P. c	North America	4,686,581
Irving Place Capital Investors II, L.P.	North America	53,969
Irving Place Capital Partners III, L.P.	North America	1,406,265
KKR European Fund III, L.P.	Western Europe	5,254,199
Lightyear Fund II, L.P. c	North America	14,173,805
Madison Dearborn Capital Partners V-A and V-B, L.P.	North America	9,136,754
Madison Dearborn Capital Partners VI-C, L.P.	North America	798,585
MidOcean Partners III, L.P.	North America	2,862,211
Montagu III, L.P.	Western Europe	47,012
Oak Investment Partners XII, L.P.	North America	1,913,611
Palladium Equity Partners III, L.P.	North America	717,083

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2013 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments* (continued)	Geographic Region b	Fair Value
Permira Europe III, L.P. c	Western Europe	$2,293,108
Permira IV Continuing, L.P. 1	Western Europe	25,139,935
Providence Equity Partners IV, L.P.	North America	108,248
Providence Equity Partners V, L.P.	North America	737,631
Providence Equity Partners VI, L.P.	North America	18,274,710
Providence Equity Partners VII-A, L.P. c	North America	147,493
Ripplewood Partners II, L.P. c	North America	13,325,800
Silver Lake Partners III, L.P.	North America	8,028,184
Silver Lake Sumeru Fund, L.P.	North America	308,935
Sun Capital Partners V, L.P. c	North America	24,586,345
TCV VI, L.P. c	North America	1,425,027
TCV VII (A), L.P. c	North America	10,172,225
Terra Firma Capital Partners III, L.P. c	Western Europe	11,801,914
Thomas H. Lee Parallel (DT) Fund VI, L.P.	North America	2,664,863
Thomas H. Lee Parallel Fund VI, L.P.	North America	2,384,189
TPG Partners V, L.P.	North America	7,477,837
TPG Partners VI, L.P.	North America	19,235,892
Tudor Ventures III, L.P. c	North America	5,782,791
Warburg Pincus Private Equity IX, L.P.	North America	712,526
Warburg Pincus Private Equity X, L.P.	North America	15,626,731
Total Secondary Investments (42.89%)		$357,883,456

Primary Investments* (4.15%)	Geographic Region b	Fair Value
Advent International GPE VII-B, L.P. c	North America	$2,866,128
Altra Private Equity Fund II, L.P. c	South America	127,639
Ares Corporate Opportunities Fund IV, L.P. c	North America	1,198,700
Avista Capital Partners II, L.P.	North America	1,024,467
Avista Capital Partners III, L.P.	North America	5,508,533
Baring Asia Private Equity V, L.P. c	Asia - Pacific	2,001,689
Crescent Mezzanine Partners VIB, L.P.	North America	1,038,221
EQT VI (No.1), Limited Partnership c	Western Europe	1,665,401
Genstar Capital Partners VI, L.P.	North America	930,671
Hony Capital Partners V, L.P. c	Asia - Pacific	1,323,105
KKR North America Fund XI, L.P. c	North America	2,541,311
Kohlberg TE Investors VII, L.P.	North America	1,480,230
New Enterprise Associates 14, L.P. c	North America	1,264,190
Pátria - Brazilian Private Equity Fund IV, L.P. c	South America	485,357
PennantPark Credit Opportunities Fund, L.P.	North America	10,410,557
Windjammer Senior Equity Fund IV, L.P. c	North America	764,856
Total Primary Investments (4.15%)		$34,631,055

Total Private Equity Investments (Cost $755,170,252) (102.48%)		$855,192,511

Common Stocks (0.00%) Energy (0.00%)	Shares	Geographic Region b	Fair Value
Laredo Petroleum Holdings, Inc. c	1,301	North America	$38,614
Total Energy (0.00%)			$38,614

Total Common Stocks (Cost $24,927) (0.00%)			$38,614

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2013 (Unaudited) (continued)

Short-Term Investments (2.40%) U.S. Government Treasury Obligations (2.40%)	Principal	Fair Value
U.S. Treasury Bill, 0.03%, 10/03/2013 d	20,000,000	$19,999,967
Total U.S. Government Treasury Obligations (2.40%)		$19,999,967

Total Short-Term Investments (Cost $19,999,967) (2.40%)		$19,999,967

Total Investments (Cost $775,195,146) (104.88%)		875,231,092

Liabilities in Excess of Other Assets (-4.88%)		(40,741,727)

Members' Equity (100.00%)		$834,489,365

*
Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary investments involve acquiring single or portfolios of assets on the secondary market.

**
The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Master Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further detail regarding the valuation policy of the Master Fund.

a
Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted portfolio funds as of September 30, 2013 was $755,170,252 and $855,192,511, respectively.

b	Geographic region is based on where a Private Equity Investment is headquartered and may be different from where such Private Equity Investment invests or operates.

c	Non-income producing.

d	Each issue shows the rate of the discount at the time of purchase.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Statement of Assets, Liabilities and Members’ Equity –
September 30, 2013 (Unaudited)

Assets
Private Equity Investments, at fair value (cost $755,170,252)	$855,192,511
Common stocks, at fair value (cost $24,927)	38,614
Short-term investments, at fair value (cost $19,999,967)	19,999,967
Cash and cash equivalents	19,054,344
Cash denominated in foreign currencies (cost $2,414,111)	2,172,827
Interest receivable	2,054,596
Dividends receivable	39,968
Investment sales receivable	420,196
Prepaid assets	40,190

Total Assets	$899,013,213

Liabilities
Investment purchases payable	$50,629,916
Repurchase amounts payable for tender offers	10,320,924
Forward foreign currency contracts payable	1,107,308
Management fee payable	1,052,561
Professional fees payable	717,030
Interest expense payable	514,978
Accounting and administration fees payable	39,322
Board of Managers' fees payable	22,500
Custodian fees payable	14,110
Other payable	105,199

Total Liabilities	$64,523,848

Members' Equity	$834,489,365

Members' Equity consists of:
Members' Equity Paid-in	$677,289,708
Accumulated net investment income	20,677,748
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency translation	37,834,555
Accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	98,687,354

Total Members' Equity	$834,489,365

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Six Months Ended September 30, 2013 (Unaudited)

Investment Income
Dividends	$5,788,774
Interest	9,895,258
Transaction fee income	680,900
Other income	199,095

Total Investment Income	16,564,027

Operating Expenses
Management fee	5,242,475
Professional fees	587,362
Accounting and administration fees	225,352
Interest expense	179,614
Board of Managers' fees	45,000
Custodian fees	41,679
Insurance expense	38,444
Other expenses	76,969

Net Expenses	6,436,895

Net Investment Income	10,127,132

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from investments	4,944,728
Net realized gain on forward foreign currency contracts	282,879
Net realized loss on foreign currency translation	(165)
Net realized gain distributions from primary and secondary investments	10,512,653
Net change in accumulated unrealized appreciation (depreciation) on:
Investments	36,413,537
Foreign currency translation	(305,423)
Forward foreign currency contracts	(2,806,250)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	49,041,959

Net Increase in Members' Equity From Operations	$59,169,091

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Members’ Equity –
For the Periods Ended March 31, 2013 and September 30, 2013 (Unaudited)

	Adviser’s Equity	Members’ Equity	Total Members’ Equity
Members' Equity at March 31, 2012	$1,245,503	$383,242,605	$384,488,108
Capital contributions	—	253,029,534	253,029,534
Capital tenders	(5,544,507)	(30,181,642)	(35,726,149)
Net investment income	—	7,694,579	7,694,579
Net realized gain from investments	—	2,058,869	2,058,869
Net realized loss on forward foreign currency contracts	—	(392,624)	(392,624)
Net realized gain on foreign currency contracts	—	149,014	149,014
Net realized gain distributions from primary and secondary investments	—	12,906,770	12,906,770
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	—	33,305,501	33,305,501

Adviser's Incentive Allocation from April 1, 2012 to March 31, 2013	5,568,043	(5,568,043)	—

Members' Equity at March 31, 2013	$1,269,039	$656,244,563	$657,513,602

Capital contributions	—	144,175,920	144,175,920
Capital tenders	(3,836,239)	(22,533,009)	(26,369,248)
Net investment income	—	10,127,132	10,127,132
Net realized gain from investments	—	4,944,728	4,944,728
Net realized gain on forward foreign currency contracts	—	282,879	282,879
Net realized loss on foreign currency contracts	—	(165)	(165)
Net realized gain distributions from primary and secondary investments	—	10,512,653	10,512,653
Net change in accumulated unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translation	—	33,301,864	33,301,864

Adviser's Incentive Allocation from April 1, 2013 to September 30, 2013	5,913,006	(5,913,006)	—

Members' Equity at September 30, 2013	$3,345,806	$831,143,559	$834,489,365

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2013 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$59,169,091
Adjustments to reconcile Net Increase in Members' Equity from Operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	(33,301,864)
Net realized gain from investments, forward foreign currency contracts and foreign currency translation	(15,740,095)
Purchases of Private Equity Investments	(364,290,283)
Distributions received from Private Equity Investments	55,681,820
Net (purchases) sales of common stocks	(24,927)
Net (purchases) sales of short-term investments	133,986,550
Net realized gain on forward foreign currency contracts	282,879
Net realized gain distributions from primary and secondary investments	10,512,653
Increase in interest receivable	(218,242)
Increase in investment sales receivable	(420,196)
Increase in dividends receivable	(39,968)
Increase in prepaid assets	(34,822)
Increase in investment purchases payable	40,477,623
Decrease in management fee payable	(293,956)
Increase in professional fees payable	209,252
Increase in interest expense payable	175,859
Decrease in accounting and administration fees payable	(28,734)
Increase in Board of Managers' fees payable	22,500
Increase in custodian fees payable	1,221
Decrease in other payable	(184,204)
Net Cash Used in Operating Activities	(114,057,843)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' capital contributions	144,175,920
Distributions for Members' capital tenders	(25,057,732)
Net Cash Provided by Financing Activities	119,118,188

Effect of exchange rate changes on cash	(305,588)

Net change in cash and cash equivalents	4,754,757

Cash and cash equivalents at beginning of period	16,472,414
Cash and cash equivalents at End of Period	$21,227,171

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Financial Highlights

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Period from Commencement of Operations - July 1, 2009 through March 31, 2010
Total Return Before Incentive Allocation (1)	8.00	%(3)	11.20%	9.11%	11.08%	4.30	%(3)

Total Return After Incentive Allocation (1)	7.32	%(3)	10.21%	8.33%	9.95%	3.80	%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	$834,489		$657,514	$384,488	$166,326	$28,214

Net investment income (loss) to average net assets before Incentive Allocation	2.70	%(4)	1.48%	1.17%	(0.06)%	(3.02	)%(4)
Ratio of gross expenses to average net assets, excluding Incentive Allocation (2)	1.71	%(4)	1.65%	1.63%	2.20%	4.96	%(5)
Incentive Allocation to average net assets	0.79	%(3)	1.07%	0.86%	1.86%	0.99	%(3)
Ratio of gross expenses and Incentive Allocation to average net assets (2)	2.50	%(4)(5)	2.72%	2.49%	4.06%	5.95	%(4)(5)
Expense waivers to average net assets	0.00	%(4)	0.00%	0.00%	(0.02)%	(1.16	)%(4)
Ratio of net expenses and Incentive Allocation to average net assets	2.50	%(4)(5)	2.72%	2.49%	4.04%	4.79	%(4)
Ratio of net expenses to average net assets, excluding Incentive Allocation	1.71	%(4)	1.65%	1.63%	2.18%	3.79	%(4)(5)

Portfolio Turnover	8.46	%(3)	15.47%	8.39%	5.71%	13.05	%(3)(5)

(1)
Total investment return reflects the changes in net asset value based on the effects of the performance of the Master Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(3)	Not annualized.

(4)	Annualized.

(5)	The Incentive Allocation and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2013 (Unaudited)

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) was organized as a limited liability company under the laws of the State of Delaware on August 4, 2008 and commenced operations on July 1, 2009. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. A Board of Managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Master Fund. To the fullest extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, any committee of the Board, or the Adviser. The objective of the Master Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments. The Master Fund may make investments through its wholly-owned subsidiary, Partners Group Private Equity (Subholding), LLC (the “Subsidiary”). The Board has oversight responsibility for the Master Fund’s investment in the Subsidiary and the Master Fund’s role as sole shareholder of the Subsidiary.

The Master Fund is a master investment portfolio in a master-feeder structure. Partners Group Private Equity, LLC, Partners Group Private Equity (Institutional), LLC, Partners Group Private Equity (TEI), LLC, and Partners Group Private Equity (Institutional TEI), LLC, (collectively “the Feeder Funds”) invest substantially all of their assets, directly or indirectly, in the limited liability company interests (“Interests”) of the Master Fund and become members of the Master Fund (“Members”).

2. Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Master Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”) (Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

The Master Fund estimates the fair value of its Private Equity Investments in conformity with U.S. GAAP. The Master Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board, require evaluation of all relevant factors available at the time the Master Fund values its investments. The inputs or methodologies used for valuing the Master Fund’s Private Equity Investments are not necessarily an indication of the risk associated with investing in those investments.

Direct Investments

In assessing the fair value of non-traded Direct Investments, the Master Fund uses a variety of methods such as the time of last financing, earnings and multiple analysis, discounted cash flow and third party valuation, and makes assumptions that are based on market conditions existing at each end of the reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for long-term debt where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment determined by its investment manager. Accordingly, in circumstances in which the net asset value of the Private Equity Fund Investment is determined using accounting guidance other than U.S. GAAP, or the fair value of the Private Equity Fund Investment in an investment company cannot be determined, the net asset value of the Private Equity Fund Investment (or its equivalent) reported by its investment manager is used as fair value of the Private Equity Fund Investment without further adjustment. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2013 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Valuation of Investments (continued)

fails to report a net asset value to the Master Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Daily Traded Investments

The Master Fund values investments traded (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board, at their last sales price, or (2) on NASDAQ at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Securities traded on a foreign securities exchange generally are valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate provided by a recognized pricing service.

Investments for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 60 days or less are valued by the Adviser at amortized cost.

c. Cash and Cash Equivalents

Pending investment in Private Equity Investments and in order to maintain liquidity, the Master Fund holds cash, including amounts held in foreign currency and short-term interest bearing deposit accounts. At times, those amounts may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Master Fund are maintained in U.S. Dollars. Generally, assets and liabilities denominated in non-U.S. currencies are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at the transaction date exchange rates. As of September 30, 2013 the Master Fund has fifty-one investments denominated in Euros, six investments denominated in British Pound, five investments denominated in Australian Dollars, two investments denominated in Japanese Yen, one investment denominated in Hong Kong Dollars, one investment denominated in Norwegian Kronor and one investment denominated in Swedish Kronor. The Master Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Master Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2013 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

e. Forward Foreign Currency Exchange Contracts (continued)

During the six month period ended September 30, 2013, the Master Fund entered into two short forward foreign currency exchange contracts and one long forward foreign currency exchange contract. As disclosed in the Statement of Operations, the Master Fund had $282,879 in net realized gains, and a $2,806,250 change in net unrealized depreciation on forward foreign currency exchange contracts.

At September 30, 2013, the Master Fund had outstanding short forward foreign currency exchange contract:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
October 25, 2013	Euro (€)	$51,942,548	€39,200,000	$53,049,856	$(1,107,308)	Barclays Capital

f. Investment Income

The Master Fund records distributions of cash or in-kind securities from Private Equity Investments at fair value based on the information from distribution notices when distributions are received. Thus, the Master Fund would recognize within the Statement of Operations its share of realized gains or (losses) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Private Equity Investments. Unrealized appreciation/depreciation on investments within the Statement of Operations includes the Master Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and the Master Fund’s share of undistributed net investment income or (loss) from Private Equity Investments for the relevant period.

g. Master Fund Expenses

The Master Fund bears all expenses incurred in the business of the Master Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; managers’ fees; and expenses of meetings of the Board.

h. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of secondary investments consist of imputed expenses relating to the amortization of deferred payments on investments purchased in secondary transactions. Such expenses are recognized on a monthly basis until the due date of a deferred payment. At due date the net present value of such payment equals the notional amount due to the respective counterparty.

i. Income Taxes

For U.S. federal income tax purposes, the Master Fund is treated as a partnership, and each Member of the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Master Fund. Accordingly, no U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

The Adviser determines whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2013, the tax years from the year 2010 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2013 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

j. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

k. Consolidated Financial Statements

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Members’ Equity, Statement of Cash Flows and Financial Highlights of the Master Fund include the accounts of the Subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

l. Disclosures about Offsetting Assets and Liabilities

The Master Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

For financial reporting purposes, the Master Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Statement of Assets and Liabilities. The Master Fund has adopted the new disclosure requirements on offsetting in the following table:

The following table presents the Master Fund’s derivative liabilities by type, net of amounts available for offset under a MNA and net of the related collateral received by the Master Fund as of September 30, 2013:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount 1
Forward foreign currency contract payable	$1,107,308	$—	$(1,107,308)	$—

1	Net amount represents the net amount payable to the counterparty in the event of default.

m. Recently Issued Accounting Pronouncements

In June 2013, FASB issued  Accounting Standards Update (“ASU”) No. 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements.” ASU 2013-08 creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Fund’s financial statement disclosures.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2013 (Unaudited) (continued)

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•
Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•
Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

•
Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. The following table presents the Master Fund’s investments at September 30, 2013 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments	$71,441	$—	$160,074,370	$160,145,811
Direct Debt Investments	—	—	302,532,189	302,532,189
Total Direct Investments*	$71,441	$—	$462,606,559	$462,678,000
Secondary Investments*	—	—	357,883,456	357,883,456
Primary Investments*	—	—	34,631,055	34,631,055
Common Stocks	38,614	—	—	38,614
Short-Term Investments	19,999,967	—	—	19,999,967
Total	$20,110,022	$—	$855,121,070	$875,231,092

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2013 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2013	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net transfers out of Level 3	Balance as of September 30, 2013
Direct Investments:
Direct Equity Investments	$114,692,973	$3,817,133	$6,619,325	$42,470,701	$(7,525,762)	$—	$160,074,370
Direct Debt Investments	142,629,230	1,127,196	3,100,194	188,868,061	(33,192,492)	—	302,532,189
Total Direct Investments*	$257,322,203	$4,944,329	$9,719,519	$231,338,762	$(40,718,254)	$—	$462,606,559
Secondary Investments*	225,522,214	—	26,855,016	118,146,991	(12,640,765)	—	357,883,456
Primary Investments*	22,313,552	—	(164,226)	14,804,530	(2,322,801)	—	34,631,055
Total	$505,157,969	$4,944,329	$36,410,309	$364,290,283	$(55,681,820)	$—	$855,121,070

The amount of the net change in unrealized appreciation for the six month period ended September 30, 2013 relating to investments in Level 3 assets still held at September 30, 2013 is $40,666,467, which is included as a component of net change in accumulated unrealized appreciation on investments on the Statement of Operations.

*
Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary investments involve acquiring single or portfolios of assets on the secondary market. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

The Master Fund’s Valuation Procedures have been approved by the Board. The Valuation Procedures are implemented by the Adviser and the Master Fund’s third party administrator, both of which report to the Board. For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Master Fund, which include discounted cash flow methods and market comparables. The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Master Fund’s investments pursuant to the Valuation Procedures. The Adviser and its affiliates may act as investment advisers to other clients that hold some of the same Private Equity Investments held by the Master Fund, and the Valuation Committee may value such Private Equity Investments in consultation with its affiliates. However, valuation determinations by the Adviser and its affiliates for other clients may result in different values than those ascribed to the same Private Equity Investment held by the Master Fund.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2013 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser’s Valuation Committee for Level 3 Fair Value Measurements for investments held as of September 30, 2013:

Type of Security	Fair Value at 9/30/2013	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity Investments	$149,600,200	Market comparable companies	Enterprise Value to EBITDA multiple	6.20 x - 17.69 x(8.88 x)
	3,272,544	Discounted cash flow	Discount factor	15.00% - 20.00%(17.50%)
	4,502,518	Market comparable companies	Price to Earnings ratio	7.70 x - 7.70 x(7.70 x)
	2,699,108	Market comparable companies	Enterprise Value to Sales multiple	2.82 x – 2.82 x(2.82 x)
Direct Debt Investments	$98,872,965	Market comparable companies	Enterprise Value to EBITDA multiple	4.90 x - 13.55 x(8.65 x)
	109,794,208	Discount factor Replacement cost	Discount factor Transaction price	5.04% - 15.07%(8.44%) n/a
	90,243,341	Broker quotes	Bid quotes for an inactive market	n/a
	3,621,675	Market comparable companies	Price to Book ratio	1.00 x – 1.00 x(1.00 x)

Level 3 Direct Equity Investments valued by using an observable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Master Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment.

4. Allocation of Members’ Capital

Net profits or net losses of the Master Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the capital accounts of the Members. “Allocation Period” means a period that begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year; (3) the day preceding a day on which Interests are purchased, (4) a day on which Interests are repurchased by the Master Fund pursuant to tenders of Interests by Members, or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

5. Subscription and Repurchase of Members’ Interests

Interests are generally offered for purchase as of the first day of each calendar month, except that Interests may be offered more or less frequently as determined by the Board in its sole discretion.

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase Interests from Member pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase Interests, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Master Fund conduct repurchase offers of no more than 5% of the Master Fund’s net assets quarterly on or about each January 1st, April 1st, July 1st and October 1st. The Master Fund does not intend to distribute to the Members any of the Master Fund’s income, but currently expects to reinvest substantially all income and gains allocable to the Members.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2013 (Unaudited) (continued)

6. Management Fees, Incentive Allocation, and Fees and Expenses of Managers

The Adviser is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Master Fund’s investment program. In consideration for such services, the Master Fund pays the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the greater of (i) the Master Fund’s net asset value and (ii) the Master Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Master Fund that have not yet been drawn for investment. In no event will the Investment Management Fee exceed 1.50% as a percentage of the Master Fund’s net asset value.

In addition, at the end of each calendar quarter (and at certain other times), an amount (the “Incentive Allocation”) equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each Member over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) will be debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund (the “Incentive Allocation Account”). The Incentive Allocation Account is maintained solely for the purpose of being allocated the Incentive Allocation and thus, the Incentive Allocation Account does not participate in the net profits or losses of the Master Fund.

The Master Fund maintains a memorandum account for each Member (each, a “Loss Recovery Account”). Each Member’s Loss Recovery Account has an initial balance of zero and is (i) increased upon the close of each Allocation Period by the amount of the relevant Member’s allocable share of the net losses of the Master Fund for the Allocation Period, and (ii) decreased (but not below zero) upon the close of such Allocation Period by the amount of such Member’s allocable share of the net profits of the Master Fund for the Allocation Period. The Incentive Allocation is calculated, charged to each Member and credited to the Incentive Allocation Account as of the end of each Allocation Period. The Allocation Period for a Member whose Interest is repurchased or is transferred in part is treated as ending only for the portion of Interests so repurchased or transferred. In addition, only the net profits of the Master Fund, if any, and the balance of the Loss Recovery Account attributable to the portion of the Interest being repurchased or transferred (based on the Member’s capital account amount being so repurchased or transferred) is taken into account in determining the Incentive Allocation for the Allocation Period then ending. The Member’s Loss Recovery Account is not adjusted for such Member’s allocable share of the net losses of the Master Fund, if any, for the Allocation Period then ending that are attributable to the portion of the Interest so repurchased or transferred. For the six month period ended September 30, 2013 an aggregate Incentive Allocation of $5,913,006 was credited to the Incentive Allocation Account.

Each member of the Board who is not an “interested person” of the Master Fund, as defined by the 1940 Act (the “Independent Managers”), receives a fee of $35,000 per year. In addition, the Master Fund pays an additional fee of $10,000 per year to the Chairman of the Board and to the Chairman of the Audit Committee. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

7. Accounting, Administration, and Custodial Agreement

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Master Fund, subject to certain minimums. The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost. For these services the Administrator receives a fixed monthly fee, based upon average net assets, and a monthly fee based on the number of Member accounts as well as reasonable out of pocket expenses. For the six month period ended September 30, 2013, the total administration fee was $225,352.

UMB Bank, N.A. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

8. Investment Transactions

Total purchases of Private Equity Investments for the six month period ended September 30, 2013 amounted to $364,290,283. Total distribution proceeds from sale, redemption, or other disposition of Private Equity Investments for the six month period ended September 30, 2013 amounted to $55,681,820. The cost of investments in Private Equity Investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Private Equity Investments. The Master Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Investments as to the amounts of taxable income allocated to the Master Fund as of September 30, 2013.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2013 (Unaudited) (continued)

9. Indemnification

In the normal course of business, the Master Fund may enter into contracts that provide general indemnification. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

10. Commitments

As of September 30, 2013, the Master Fund had contributed 73% or $869,259,722 of the total of $1,183,952,489 of its capital commitments to its Private Equity Investments. With respect to its (i) Direct Investments it had contributed $514,261,167 of $532,646,479 in total commitments, (ii) secondary Private Equity Investments it had contributed $319,169,932 of $487,256,114 in total commitments, and (iii) primary Private Equity Investments it had contributed $35,828,623 of $164,049,896 in total commitments, in each case, as of September 30, 2013.

11. Risk Factors

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund invests substantially all of its available capital in Private Equity Investments. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Master Fund may have a concentration of investments, as permitted by the Confidential Private Placement Memorandum, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments.

Interests in the Master Fund provide limited liquidity because Members will not be able to redeem Interests on a daily basis because the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

A further discussion of the risks associated with an investment in the Master Fund is provided in the Confidential Private Placement Memorandum and Statement of Additional Information.

12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events that require disclosure in the financial statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable to semi-annual reports.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)       Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Scott Higbee
Scott Higbee, President &
Chief Executive Officer
(Principal Executive Officer)

Date	December 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Higbee
Scott Higbee, President &
Chief Executive Officer
(Principal Executive Officer)

Date	December 9, 2013

By (Signature and Title)*	/s/ Robert Collins
Robert Collins, Chief Financial Officer
(Principal Financial Officer)

Date	December 9, 2013

* Print the name and title of each signing officer under his or her signature.